CONCENTRATION AND CREDIT RISK (Tables)	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CUSTOMER CONCENTRATIONS

The Company had the following customers that individually comprised 10% or more of net revenue for the six months ended June 30, 2026 and 2025 as follows:

*	represents percentage less than 10%

	For the six months ended June 30,
	2026	2025
Percentage of the Company’s sales of finished goods
Customer A	53%	*	%
Customer B	47%	*	%
Customer C	* %	100%

The Company had the following customers that individually comprised 10% or more of net accounts receivable (including VAT) as of June 30, 2026 and December 31, 2025 as follows:

	As of June 30, 2026		As of December 31, 2025
Percentage of the Company’s accounts receivable
Customer A	92%		*	%
Customer D	*	%	100%

The Company had the following suppliers that individually comprised 10% or more of net purchases for the six months ended June 30, 2026 and 2025 as follows:

	For the six months ended June 30,
	2026	2025
Percentage of the Company’s net purchase of finished goods
Supplier A	55%	*	%
Supplier B	33%	*	%
Supplier C	* %	100%

*	represents percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of accounts payable as of June 30, 2026 and December 31, 2025 as follows:

	As of June 30, 2026		As of December 31, 2025
Percentage of the Company’s accounts payable
Supplier B	*	%	100%
Supplier D	93%		*	%

*	represents percentage less than 10%